Equity-accounted investees - Reconciliation of Changes in Interests in Associates (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Changes in Interests in Associates [Roll Forward]
Carrying amount of interest at the beginning of the period	[1]	$ 30,595
Carrying amount of interest at the end of the period		43,182	$ 30,595	[1]
Associates
Reconciliation of Changes in Interests in Associates [Roll Forward]
Carrying amount of interest at the beginning of the period		0	1,546
Group's share of profit (loss) for the period		0	149
Dividend in kind (shares TUKA) distributed by associate (Note 23)		0	(1,559)
Reclassification of associate to joint venture (Note 23)		0	(136)
Carrying amount of interest at the end of the period		$ 0	$ 0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.